Sep. 29, 2026
GMO Emerging Markets Fund | GMO Emerging Markets Fund
Investment objective
Total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
ETF Class
Management fee	0.87%1
Distribution and/or Service (12b-1) fees	0.00%
Other expenses	0.38%2
Total annual fund operating expenses	1.25%
Expense reimbursement/waiver	(0.22%)1
Total annual fund operating expenses after expense reimbursement/waiver	1.03%
1 Includes both management fee of 0.65% and class-specific service and supplemental support fee of 0.22% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and exchange listing fees. GMO also has contractually agreed to waive or reduce the Fund’s management fees and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and service and supplemental support fees will not be waived below zero. In addition, GMO has contractually agreed to waive the service and supplemental support fees charged to each class of shares of the Fund to the extent necessary to prevent the service and supplemental support fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for ETF Class shares. These reimbursements and waivers will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses with respect to ETF Class shares remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
ETF Class	$105	$375	$665	$1,492

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2026, the Fund’s portfolio turnover rate (excluding short-term investments) was 110% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2026, excluding transactions in U.S. Treasury Fund and other short-term investments, was 91% of the average value of its portfolio securities.

Principal investment strategies
GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in companies tied economically to markets that are not treated as developed markets in the MSCI World Index (“emerging markets”). GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information, securities’ prices, equity and other markets, the overall global economy, and governmental policies.
In selecting securities for the Fund, GMO uses a combination of proprietary quantitative investment methods to identify emerging market equities GMO believes have positive return potential relative to other emerging markets equities. Some of these methods evaluate individual companies or groups of companies based on (among other factors) the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or market, and macroeconomic factors. In constructing the Fund’s portfolio, GMO also considers position size, sector and industry exposure, country and region exposure, currencies, market capitalization, risk relative to the benchmark, liquidity, and transaction costs. GMO also may consider ESG (environmental, social and governance) criteria. For example, GMO generally avoids investing the Fund’s assets in companies engaged in the manufacture, supply, or distribution of cluster munitions, as well as companies primarily involved in the mining and production of thermal coal. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency and companies with similar market capitalizations. The factors GMO considers and investment methods GMO uses can change over time.
As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure. Derivatives used may include options, futures, forward currency contracts, and swap contracts. GMO typically seeks to limit the carbon intensity of the Fund’s portfolio to no more than that of the MSCI Emerging Markets Index. In addition, the Fund may lend its portfolio securities.
Under normal circumstances, the Fund invests directly and indirectly (through underlying funds or derivatives) at least 80% of its assets in emerging markets companies (see “Name Policies”).
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
The Fund’s ETF Class operates as an actively managed exchange-traded fund (“ETF”).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based securities market index. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class III shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class III shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class III shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares Years Ending December 31

1. Returns include a substantial, one-time performance impact from the sale of Russian securities on May 5, 2026. The one-time sale of these securities contributed 10.07% (1-day performance impact).
Highest Quarter: 15.88% 2Q 2020 Lowest Quarter: -24.26% 1Q 2020 Year-to-Date: 35.74% As of 6/30/20261
Average Annual Total Returns Periods Ending December 31, 2025
	1 Year	5 Years	10 Years	Incept.
Class III				12/9/1993
Return Before Taxes	33.82%	2.59%	6.97%	6.67%
Return After Taxes on Distributions	32.05%	1.13%	5.86%	5.38%
Return After Taxes on Distributions and Sale of Fund Shares	20.87%	1.66%	5.45%	5.56%
MSCI Emerging Markets Index2 (reflects no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment)	33.57%	4.20%	8.42%	5.76%
1 Returns include a substantial, one-time performance impact from the sale of Russian securities on May 5, 2026. The one-time sale of these securities contributed 10.07% (1-day performance impact).
2 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.